U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

          READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
                         PLEASE PRINT OR TYPE.


 1.   Name and address of issuer:                 Heitman Securities Trust
                                                  180 N. LaSalle Street
                                                   Suite 3600
                                                  Chicago, IL  60601

 2.   Name of each series or class of funds       Heitman Real Estate Fund
      for which this notice is filed:             Heitman/PRA Institutional
	                                                Class
												  Advisor Class

 3.   Investment Company Act File Number:              811-5653

           Securities Act File Number:                 33-24611

 4.   Last day of fiscal year for which this
      notice is filed:                            December 31, 1996

 5.   Check box if this notice is being
      filed more than 180 days after the
      close of the issuer's fiscal year for
      purposes of reporting securities sold
      after the close of the fiscal year but
      before termination of the issuer's              I---I
      24f-2 declaration:                              I   I
                                                      I---I
 6.   Date of termination of issuer's
      declaration under rule 24f-2(a)(1), if
      applicable (see Instruction A.6):                N/A

 7.   Number and amount of securities of the
      same class or series which had been
      registered under the Securities Act of
      1933 other than pursuant to rule 24f-2
      in a prior fiscal year, but which
      remained unsold at the beginning of               1,088,600 shares
      the fiscal year:                                $ 6,686,345

 8.   Number and amount of securities
      registered during the fiscal year                 1,064,227 shares
      other than pursuant to rule 24f-2:              $ 8,464,930

 9.   Number and aggregate sale price of
      securities sold during the fiscal                12,868,540 shares
      year:                                          $121,714,623

10.   Number and aggregate sale price of
      securities sold during the fiscal year
      in reliance upon registration pursuant           10,715,713 shares
      to rule 24f-2:                                 $102,735,634

11.   Number and aggregate sale price of
      securities issued during the fiscal
      year in connection with dividend
      reinvestment plans, if applicable (see                    0 shares
      Instruction B.7):                               $         0

12.   Calculation of registration fee:

        (i) Aggregate sale price of
            securities sold during the
            fiscal year in reliance on rule
            24f-2 (from Item 10):                   $ 102,262,515
                                                   --------------
       (ii) Aggregate price of shares issued
            in connection with dividend
            reinvestment plans (from Item
            11, if applicable):                 +               0
                                                   --------------
      (iii) Aggregate price of shares
            redeemed or repurchased during
            the fiscal year (if applicable):    -   $  50,471,636
                                                   --------------
       (iv) Aggregate price of shares
            redeemed or repurchased and
            previously applied as a
            reduction to filing fees
            pursuant to rule 24e-2 (if
            applicable):                        +               0
                                                   --------------
        (v) Net aggregate price of
            securities sold and issued
            during the fiscal year in
            reliance on rule 24f-2 [line
            (i), plus line (ii), less line
            (iii), plus line (iv)] (if
            applicable):                            $  52,263,998
                                                   --------------
       (vi) Multiplier prescribed by Section
            6(b) of the Securities Act of
            1933 or other applicable law or
            regulation (see Instruction
            C.6):                               x          1/3300
                                                   --------------
      (vii) Fee due [line (i) or line (v)
            multiplied by line (vi)]:               $      15,836
                                                   ==============

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S
FISCAL YEAR.  See instruction C.3.


13.   Check box if fees are being remitted
      to the Commission's lockbox depository
      as described in section 3a of the
      Commission's Rules of Informal and
      Other Procedures (17 CFR 202.3a).               I---I
                                                      I X I
      Date of mailing or wire transfer of             I---I
      filing fees to Commission's lockbox
      depository:                                   2/20/97 & 2/24/97

                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Nancy B. Lynn
                                   -----------------------------
                                    Nancy B. Lynn, Secretary

Date:  February 26, 1997
       -----------------

* Please print the name and title of the signing officer below the signature.